Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets amortization expense
	September 30, 2022			December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Krillase intangible assets	$28,600,000	$-	$28,600,000	$28,600,000	$-	$28,600,000
Patents in process	122,745	-	122,745	122,745	-	122,745
DuraGraft patent	5,256,000	(875,999)	4,380,001	5,256,000	(572,768)	4,683,232
Duragraft - Distributor relationship	308,000	(66,733)	241,267	308,000	(43,633)	264,367
Duragraft IPR&D - Cyto Protectant Life Sciences	12,606,000	-	12,606,000	12,606,000	-	12,606,000
My Health Logic - Trade name	450,000	(24,911)	425,089	450,000	(804)	449,196
My Health Logic - Biotechnology	4,600,000	(209,706)	4,390,294	4,600,000	(6,765)	4,593,235
My Health Logic - Software	1,550,000	(80,083)	1,469,917	1,550,000	(2,583)	1,547,417
Total intangibles	$53,492,745	$(1,257,432)	$52,235,313	$53,492,745	$(626,553)	$52,866,192

Intangible Assets	December 31, 2021			December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Krillase intangible assets	$28,600,000	$-	$28,600,000	$28,600,000	$-	$28,600,000
Patents in process	122,745	-	122,745	119,971	-	119,971
DuraGraft patent	5,256,000	(572,768)	4,683,232	14,147,729	(589,489)	13,558,240
DuraGraft - Distributor relationship	308,000	(43,633)	264,367	-	-	-
DuraGraft IPR&D - Cyto Protectant Life Sciences	12,606,000	-	12,606,000	-	-	-
My Health Logic - Trade name	450,000	(804)	449,196	-	-	-
My Health Logic - Biotechnology	4,600,000	(6,765)	4,593,235	-	-	-
My Health Logic - Software	1,550,000	(2,583)	1,547,417	-	-	-
Total intangible assets	$53,492,745	$(626,553)	$52,866,192	$42,867,700	$(589,489)	$42,278,211

Schedule of goodwill
Goodwill	DuraGraft	My Health Logic	Total
Balance, December 31, 2020	$-	$-	$-
Additions on acquisitions	5,416,000	1,774,656	7,190,656
Impairment		-	-
Balance, December 31, 2021 and September 30, 2022	$5,416,000	$1,774,656	$7,190,656

	DuraGraft	My Health Logic	Total
Balance, December 31, 2020	$-	$-	$-
Additions on acquisitions	5,416,000	1,774,656	7,190,656
Impairment	-	-	-
Balance, December 31, 2021	$5,416,000	$1,774,656	$7,190,656

Schedule of intangible assets
Balance, December 31, 2020	$42,278,211
Acquired in Somah Transaction	4,022,271
Acquired in My Health Logic Transaction	6,600,000
Additions	2,775
Amortization expense	(37,065)
Balance, December 31, 2021	$52,866,192
Amortization expense	(630,879)
Balance, September 30, 2022	$52,235,313

Balance, December 31, 2019	$28,613,000
Acquired in asset purchase agreement	14,147,729
Additions	106,971
Amortization expense	(589,489)
Balance, December 31, 2020	$42,278,211
Acquired in Somah Transaction[1]	4,022,271
Acquired in MHL Transaction	6,600,000
Additions	2,775
Amortization expense[1]	(37,065)
Balance, December 31, 2021	$52,866,192

[1]	To account for Somah Transaction measurement period adjustments, the Company restated the Quarterly Report on Form 10-Q for the three and six month ended June 30, 2021, originally filed on August 23, 2021. As a result of the restatement, the value of DuraGraft intangibles purchased with the Somah Transaction increased by $4,022,271 and related overestimated amortization of the intangibles decreased by $898,026 for the year ended December 31, 2021.